UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23556

Datum One Series Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 494-4270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Polar Capital Funds

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2023

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

POLAR CAPITAL FUNDS

TABLE OF CONTENTS

September 30, 2023

POLAR CAPITAL FUNDS

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present to shareholders the September 30, 2023 Semi-Annual Report for the Polar Capital Emerging Market Stars Fund and the Polar Capital Emerging Market ex-China Stars Fund (together the “Funds” each a “Fund”), each a series of the Datum One Series Trust. This report contains the results of the Funds’ operations for the period ended September 30, 2023.

We appreciate the trust and confidence you have placed in us by choosing the Funds and their Investment Adviser, Polar Capital LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Alastair Barrie

Managing Director - North America

Polar Capital

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

Industry Allocation	Percent of Net Assets
Semiconductors & Semiconductor Equipment	16.4%
Banks	10.9
Real Estate Management & Development	9.8
Broadline Retail	9.3
Electronic Equipment, Instruments & Components	7.2
Technology Hardware, Storage & Peripherals	6.8
Interactive Media & Services	5.3
Hotels, Restaurants & Leisure	4.8
Metals & Mining	4.7
Oil, Gas & Consumable Fuels	3.4
IT Services	2.7
Machinery	2.7
Consumer Staples Distribution & Retail	2.2
Chemicals	2.1
Electrical Equipment	1.5
Capital Markets	1.5
Insurance	1.5
Construction & Engineering	1.5
Software	1.1
Health Care Providers & Services	1.1
Health Care Equipment & Supplies	0.7
Entertainment	0.6
Financial Services	0.4
Other Assets And Liabilities, Net	1.8%

Net Assets	100.0%

Country Allocation	Percent of Net Assets
China	22.3%
India	17.4
Taiwan	17.1
South Korea	12.2
Brazil	7.8
Vietnam	4.6
Mexico	3.0
South Africa	2.8
United Arab Emirates	2.5
Argentina	2.0
Indonesia	2.0
Hong Kong	1.5
Saudi Arabia	1.2
Australia	1.1
Singapore	0.7
Other Assets And Liabilities, Net	1.8%

Net Assets	100.0%

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily.

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

COMMON STOCKS – 96.5%	Shares	Fair Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 16.4%
Andes Technology Corp. (Taiwan)	57,831	$711,076
eMemory Technology Inc. (Taiwan)	40,420	2,537,720
Faraday Technology Corp. (Taiwan)	136,226	1,295,916
HPSP Co. Ltd. (South Korea)	29,669	661,210
MediaTek Inc. (Taiwan)	78,687	1,799,011
StarPower Semiconductor Ltd. (China)	56,698	1,400,406
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	658,855	10,743,451

		$19,148,790

REAL ESTATE MANAGEMENT & DEVELOPMENT – 9.8%
Aldar Properties PJSC (United Arab Emirates)	1,121,063	$1,758,388
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	274,813	906,556
Phoenix Mills (The) Ltd. (India)	201,452	4,401,480
Prestige Estates Projects Ltd. (India)	225,831	1,635,678
Vincom Retail JSC (Vietnam) (a)	1,156,431	1,239,005
Vinhomes JSC (Vietnam) (a),(b)	848,415	1,584,186

		$11,525,293

BROADLINE RETAIL – 9.3%
Alibaba Group Holding Ltd. (China) (a)	383,527	$4,158,271
MercadoLibre Inc. (Brazil) (a)	1,914	2,426,722
Mitra Adiperkasa Tbk PT (Indonesia)	11,861,161	1,396,785
PDD Holdings Inc. (China) (a),(c)	29,069	2,850,797

		$10,832,575

BANKS – 9.2%
Alinma Bank (Saudi Arabia)	155,868	$1,389,332
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	315,391	2,644,199
HDFC Bank Ltd. (India)	152,560	2,797,937
ICICI Bank Ltd. (India)	210,713	2,414,097
Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (a)	1,131,483	1,562,207

		$10,807,772

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 7.2%
Chroma ATE Inc. (Taiwan)	340,617	$2,921,050
Daejoo Electronic Materials Co. Ltd. (South Korea)	19,496	1,203,678
OPT Machine Vision Tech Co. Ltd. (China)	75,245	1,173,485
Samsung SDI Co. Ltd. (South Korea)	5,175	1,955,698
Zhejiang Supcon Technology Co. Ltd. (China)	181,463	1,188,458

		$8,442,369

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.8%
Samsung Electronics Co. Ltd. (South Korea)	156,945	$7,934,219

INTERACTIVE MEDIA & SERVICES – 5.3%
Tencent Holdings Ltd. (China)	160,773	$6,232,198

HOTELS, RESTAURANTS & LEISURE – 4.8%
H World Group Ltd. (China) (a)	309,619	$1,217,565
MakeMyTrip Ltd. (India) (a)	51,688	2,094,398
Meituan (China) (a),(b)	158,384	2,292,797

		$5,604,760

METALS & MINING – 4.7%
Allkem Ltd. (Australia) (a)	176,203	$1,317,545
Ivanhoe Mines Ltd. (South Africa) (a)	377,474	3,234,896
Merdeka Copper Gold Tbk PT (Indonesia) (a)	5,043,785	937,020

		$5,489,461

OIL, GAS & CONSUMABLE FUELS – 3.4%
Reliance Industries Ltd. (India)	142,467	$4,011,112

IT SERVICES – 2.7%
FPT Corp. (Vietnam)	258,104	$983,937
Globant S.A. (Argentina) (a)	11,073	2,190,793

		$3,174,730

MACHINERY – 2.7%
MTAR Technologies Ltd. (India) (a)	43,669	$1,330,685
Shenzhen Inovance Technology Co. Ltd. (China)	199,922	1,828,641

		$3,159,326

CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.2%
JD Health International Inc. (China) (a),(b)	177,595	$912,637
Raia Drogasil S.A. (Brazil)	295,595	1,624,242

		$2,536,879

CHEMICALS – 2.1%
Bioceres Crop Solutions Corp. (Argentina) (a)	13,546	$152,934
Fertiglobe PLC (United Arab Emirates)	1,244,609	1,182,595
Ganfeng Lithium Group Co. Ltd. (China) (b)	272,110	1,111,206

		$2,446,735

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value

ELECTRICAL EQUIPMENT – 1.5%
Sungrow Power Supply Co. Ltd. (China)	144,386	$1,771,515

CAPITAL MARKETS – 1.5%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	720,875	$1,762,552

INSURANCE – 1.5%
AIA Group Ltd. (Hong Kong)	212,153	$1,715,713

CONSTRUCTION & ENGINEERING – 1.5%
Samsung Engineering Co. Ltd. (South Korea) (a)	75,942	$1,699,361

SOFTWARE – 1.1%
TOTVS S.A. (Brazil) (a)	246,691	$1,325,095

HEALTH CARE PROVIDERS & SERVICES – 1.1%
Apollo Hospitals Enterprise Ltd. (India)	20,587	$1,271,217

HEALTH CARE EQUIPMENT & SUPPLIES – 0.7%
Ray Co. Ltd. (South Korea) (a)	52,766	$853,274

ENTERTAINMENT – 0.6%
Sea Ltd. (Singapore) (a),(c)	17,257	$758,445

FINANCIAL SERVICES – 0.4%
Jio Financial Services Ltd. (India) (a)	147,975	$411,986

TOTAL COMMON STOCKS–96.5% (Cost $111,690,267)		$112,915,377

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

PREFERRED STOCKS – 1.7%
BANKS – 1.7%
Itau Unibanco Holding S.A. (Brazil) (a)	372,540	$2,016,654

TOTAL INVESTMENTS–98.2% (Cost $113,535,300)		$114,932,031
Other Assets and Liabilities, net – 1.8%		$2,144,541

NET ASSETS–100.0%		$117,076,572

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt (“ADR”) on the over-the-counter market or on a U.S. national securities exchange.

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET EX-CHINA STARS FUND

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

Industry Allocation	Percent of Net Assets
Semiconductors & Semiconductor Equipment	16.7%
Banks	11.0
Real Estate Management & Development	9.4
Technology Hardware, Storage & Peripherals	8.2
Electronic Equipment, Instruments &
Components	6.7
Metals & Mining	6.0
Specialty Retail	4.7
Oil, Gas & Consumable Fuels	4.3
Broadline Retail	4.2
Electrical Equipment	3.7
Health Care Providers & Services	3.1
Consumer Staples Distribution & Retail	3.0
Hotels, Restaurants & Leisure	2.7
IT Services	2.2
Construction & Engineering	2.2
Transportation Infrastructure	2.1
Chemicals	1.8
Capital Markets	1.5
Entertainment	1.3
Software	1.2
Machinery	1.2
Health Care Equipment & Supplies	1.0
Ground Transportation	0.9
Financial Services	0.4
Other Assets And Liabilities, Net	0.5%

Net Assets	100.0%

Country Allocation	Percent of Net Assets
India	23.8%
Taiwan	19.7
South Korea	15.9
Brazil	11.7
Mexico	7.2
Indonesia	3.6
Vietnam	3.5
South Africa	3.4
Argentina	3.2
Saudi Arabia	2.8
United Arab Emirates	2.6
Australia	1.5
Singapore	0.6
Other Assets And Liabilities, Net	0.5%

Net Assets	100.0%

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily.

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET EX-CHINA STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

COMMON STOCKS – 97.7%	Shares	Fair Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 16.7%
Andes Technology Corp. (Taiwan)	656	$8,066
eMemory Technology Inc. (Taiwan)	373	23,418
Faraday Technology Corp. (Taiwan)	1,664	15,830
HPSP Co. Ltd. (South Korea)	287	6,396
MediaTek Inc. (Taiwan)	670	15,318
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5,594	91,217

		$160,245

REAL ESTATE MANAGEMENT & DEVELOPMENT – 9.4%
Aldar Properties PJSC (United Arab Emirates)	10,839	$17,001
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	3,857	12,724
Phoenix Mills (The) Ltd. (India)	1,360	29,714
Prestige Estates Projects Ltd. (India)	1,197	8,670
Vincom Retail JSC (Vietnam) (a)	10,924	11,704
Vinhomes JSC (Vietnam) (a),(b)	5,329	9,950

		$89,763

BANKS – 9.2%
Alinma Bank (Saudi Arabia)	1,172	$10,447
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	3,230	27,080
HDFC Bank Ltd. (India)	1,470	26,960
ICICI Bank Ltd. (India)	2,059	23,589

		$88,076

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 8.2%
Samsung Electronics Co. Ltd. (South Korea)	1,556	$78,662

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 6.7%
Chroma ATE Inc. (Taiwan)	3,161	$27,108
Daejoo Electronic Materials Co. Ltd. (South Korea)	246	15,188
Samsung SDI Co. Ltd. (South Korea)	58	21,919

		$64,215

METALS & MINING – 6.0%
Allkem Ltd. (Australia) (a)	1,888	$14,117
Ivanhoe Mines Ltd. (South Africa) (a)	3,817	32,711
Merdeka Copper Gold Tbk PT (Indonesia) (a)	58,810	10,926

		$57,754

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET EX-CHINA STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value

SPECIALTY RETAIL – 4.7%
Ethos Ltd. (India) (a)	1,203	$25,433
Metro Brands Ltd. (India)	603	8,167
Mobile World Investment Corp. (Vietnam)	5,500	11,876

		$45,476

OIL, GAS & CONSUMABLE FUELS – 4.3%
Reliance Industries Ltd. (India)	1,461	$41,134

BROADLINE RETAIL – 4.2%
MercadoLibre Inc. (Brazil) (a)	18	$22,822
Mitra Adiperkasa Tbk PT (Indonesia)	147,559	17,377

		$40,199

ELECTRICAL EQUIPMENT – 3.7%
KEI Industries Ltd. (India)	354	$11,278
Voltronic Power Technology Corp. (Taiwan)	160	7,880
WEG S.A. (Brazil)	2,221	16,026

		$35,184

HEALTH CARE PROVIDERS & SERVICES – 3.1%
Apollo Hospitals Enterprise Ltd. (India)	200	$12,350
Oncoclinicas do Brasil Servicos Medicos S.A. (Brazil) (a)	7,682	17,544

		$29,894

CONSUMER STAPLES DISTRIBUTION & RETAIL – 3.0%
Nahdi Medical Co. (Saudi Arabia)	442	$17,000
Raia Drogasil S.A. (Brazil)	2,201	12,094

		$29,094

HOTELS, RESTAURANTS & LEISURE – 2.7%
MakeMyTrip Ltd. (India) (a)	635	$25,730

IT SERVICES – 2.2%
Globant S.A. (Argentina) (a)	107	$21,170

CONSTRUCTION & ENGINEERING – 2.2%
Samsung Engineering Co. Ltd. (South Korea) (a)	938	$20,990

TRANSPORTATION INFRASTRUCTURE – 2.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,878	$20,382

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET EX-CHINA STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value

CHEMICALS – 1.8%
Bioceres Crop Solutions Corp. (Argentina) (a)	883	$9,969
Fertiglobe PLC (United Arab Emirates)	8,060	7,659

		$17,628

CAPITAL MARKETS – 1.5%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	6,002	$14,675

ENTERTAINMENT – 1.3%
Nusantara Sejahtera Raya Tbk PT (Indonesia) (a),(b)	325,338	$6,315
Sea Ltd. (Singapore) (a),(c)	135	5,933

		$12,248

SOFTWARE – 1.2%
TOTVS S.A. (Brazil) (a)	2,213	$11,887

MACHINERY – 1.2%
MTAR Technologies Ltd. (India) (a)	369	$11,244

HEALTH CARE EQUIPMENT & SUPPLIES – 1.0%
Ray Co. Ltd. (South Korea) (a)	598	$9,670

GROUND TRANSPORTATION – 0.9%
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(b)	5,290	$9,040

FINANCIAL SERVICES – 0.4%
Jio Financial Services Ltd. (India) (a)	1,460	$4,065

TOTAL COMMON STOCKS–97.7% (Cost $978,995)		$938,425

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET EX-CHINA STARS FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

PREFERRED STOCKS – 1.8%

BANKS – 1.8%
Itau Unibanco Holding S.A. (Brazil) (a)	3,168	$17,149

TOTAL INVESTMENTS–99.5% (Cost $997,804)		$955,574
Other Assets and Liabilities, net – 0.5%		$4,601

NET ASSETS–100.0%		$960,175

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt (“ADR”) on the over-the-counter market or on a U.S. national securities exchange.

See accompanying Notes to Financial Statements.

POLAR CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2023 (Unaudited)

	Polar Capital Emerging Market Stars Fund	Polar Capital Emerging Market ex-China Stars Fund
ASSETS
Investment securities— at fair value (identified cost $113,535,300 and $997,804, respectively)	$114,932,031	$955,574
Cash	2,529,190	12,737
Foreign currencies at value (identified cost $222,238 and $17,971, respectively)	217,719	17,433
Receivable for:
Dividends and interest	123,465	1,099
Dividend reclaims	969	—
Capital gains tax refund	11,139	—
Capital stock sold	528,876	—
Reimbursement from Administrator (Note 6)	—	24,475
Reimbursement from Adviser (Note 6)	57,637	9,888
Prepaid expenses	92,622	875

Total assets	118,493,648	1,022,081

LIABILITIES
Payable for:
Investments purchased	904,991	6,429
Capital stock repurchased	84,508	—
Advisory fees	96,975	—
Accrued expenses and other liabilities	91,738	53,684
Foreign capital gains taxes payable	238,864	1,793

Total liabilities	1,417,076	61,906

NET ASSETS	$117,076,572	$960,175

SUMMARY OF SHAREHOLDERS’ EQUITY
Capital stock—no par value; unlimited authorized shares; 16,892,412 and 100,000, respectively outstanding shares	121,717,503	1,000,000
Distributable earnings	(4,640,931)	(39,825)

NET ASSETS	$117,076,572	$960,175

NET ASSET VALUE

Offering and redemption price per share	$6.93	$9.60

See accompanying Notes to Financial Statements.

POLAR CAPITAL FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2023 (Unaudited)

	Polar Capital Emerging Market Stars Fund	Polar Capital Emerging Market ex-China Stars Fund(a)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $148,458 and $624, respectively)	$1,023,918	$3,178
Interest	36,755	199

Total investment income	1,060,673	3,377

EXPENSES
Advisory fees (Note 6)	561,101	2,535
Trustee fees and expenses (Note 6)	76,332	444
Fund accounting and administrative services fees (Note 6)	64,999	30,247
Legal fees	44,032	11,738
Custodian fees (Note 6)	39,132	3,339
Compliance fees (Note 6)	34,222	8,841
Audit and tax services fees	21,593	10,539
Transfer agent fees and expenses (Note 6)	18,746	7,607
State filing fees	13,362	45
Reports to shareholders	6,654	756
Other	39,601	664

Total expenses	919,774	76,755

Waiver from Administrator (Note 6)	—	(37,808)
Waiver/Reimbursement from Adviser (Note 6)	(358,675)	(36,412)

Net expenses	561,099	2,535

Net Investment Income	499,574	842

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(4,083,369)	4,114
Foreign currency transactions	(42,821)	(213)
Net change in unrealized appreciation (depreciation) of:
Investments (net change in deferred capital gains taxes of ($238,863) and ($1,793), respectively)	(2,560,533)	(44,023)
Translation of foreign currency denominated amounts	(6,964)	(545)

Net realized and unrealized (loss)	(6,693,687)	(40,667)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,194,113)	$(39,825)

(a)	For the period from June 30, 2023 (Commencement of Operations) to September 30, 2023.

See accompanying Notes to Financial Statements.

POLAR CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Polar Capital Emerging Market Stars Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$499,574	$(162,933)
Net realized loss	(4,126,190)	(1,441,714)
Net change in unrealized appreciation (depreciation)	(2,567,497)	4,960,647

Net increase (decrease) in net assets resulting from operations	(6,194,113)	3,356,000

Capital stock transactions:
Proceeds from capital stock sold	28,297,182	88,690,524
Cost of capital stock repurchased	(3,704,575)	(1,996,990)

Net increase from capital stock transactions	24,592,607	86,693,534

Total change in net assets	18,398,494	90,049,534

NET ASSETS
Beginning of period	98,678,078	8,628,544

End of period	$117,076,572	$98,678,078

CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	3,910,646	12,722,603
Shares of capital stock repurchased	(510,133)	(283,453)

Change in capital stock outstanding	3,400,513	12,439,150

See accompanying Notes to Financial Statements.

POLAR CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

Polar Capital Emerging Market ex-China Stars Fund
Period Ended September 30, 2023* (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$842
Net realized gain	3,901
Net change in unrealized appreciation (depreciation)	(44,568)

Net decrease in net assets resulting from operations	(39,825)

Capital stock transactions:
Proceeds from capital stock sold	1,000,010
Cost of capital stock repurchased	(10)

Net increase from capital stock transactions	1,000,000

Total change in net assets	960,175

NET ASSETS
Beginning of period	—

End of period	$960,175

CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	100,000

Change in capital stock outstanding	100,000

*	For the period from June 30, 2023 (Commencement of Operations) to September 30, 2023.

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET STARS FUND

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Year

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,		Period Ended March 31, 2021*
		2023	2022
Per share operating performance:
Net asset value at beginning of period	$7.31	$8.20	$10.08	$10.00

Income from investment operations:
Net investment income (loss)(a)	$0.03	$(0.02)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investment securities	(0.41)	(0.87)	(1.52)	0.10

Total Investment from operations	$(0.38)	$(0.89)	$(1.53)	$0.08

Less distributions:
Distributions from net investment income	$—	$—	$(0.09)	$—
Distributions from net realized capital gains	—	—	(0.26)	—

Total distributions	$—	$—	$(0.35)	$—

Net asset value, end of period	$6.93	$7.31	$8.20	$10.08

Total investment return(b), (c)	(5.20)%	(10.85)%	(15.66)%	0.80%

Ratios/supplemental data:
Net assets, end of period (in $000’s)	$117,077	$98,678	$8,629	$10,079
Ratio of expenses to average net assets
Before waiver/reimbursement (d)	1.64%	2.45%	4.70%	5.34%
After waiver/reimbursement(d)	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(d)	0.25%	(1.80)%	(3.84)%	(5.14)%
After waiver/reimbursement(d)	0.89%	(0.35)%	(0.14)%	(0.80)%
Portfolio turnover rate(b)	20%	29%	38%	15%

*	For the period from December 30, 2020 (Commencement of Operations) to March 31, 2021.
(a)	Per share amount is based on average shares outstanding.
(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

POLAR CAPITAL EMERGING MARKET EX-CHINA STARS FUND

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout The Period

Period Ended September 30, 2023* (Unaudited)
Per share operating performance:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)(a)	$0.01
Net realized and unrealized loss on investment securities	(0.41)

Total from investment operations	$(0.40)

Net asset value, end of period	$9.60

Total investment return(b), (c)	(4.00)%

Ratios/supplemental data:
Net assets, end of period (in $000’s)	$960
Ratio of expenses to average net assets
Before waiver/reimbursement(d)	30.28%
After waiver/reimbursement(d)	1.00%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(d)	(28.95)%
After waiver/reimbursement(d)	0.33%
Portfolio turnover rate(b)	5%

*	For the period from June 30, 2023 (Commencement of Operations) to September 30, 2023.
(a)	Per share amount is based on average shares outstanding.
(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2023 (Unaudited)

NOTE 1 — Organization

Datum One Series Trust (the “Trust”) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Trust consists of two series, Polar Capital Emerging Market Stars Fund (“Emerging Market Stars Fund”) and Polar Capital Emerging Market ex-China Stars Fund (“Emerging Market ex-China Stars Fund”) (together the “Funds”; each a “Fund”). These financial statements and notes only relate to these Funds.

The Funds are non-diversified funds, meaning each may invest in a smaller number of companies than a diversified fund. The Funds seek to achieve long term capital growth. For information on the specific strategies of the Funds, please refer to the Funds’ Prospectus.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

NOTE 2 — Significant Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation

The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.

B.	Securities Transactions, Related Investment Income and Foreign Currency Translations

Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency fair value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investments” and “Net change in unrealized appreciation (depreciation) of investments” on the Statements of Operations.

Net realized gains and losses from foreign currency transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

C.	Expense Allocations

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

D.	Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

NOTE 3 — Principal Risks

It is possible to lose money on an investment in a Fund: The Funds will be affected by the investment decisions, techniques and risk analyses of the Funds’ Adviser and there is no guarantee that the Funds will achieve its investment objective. Any of the following risks, among others, could affect the performance of the Funds or cause the Funds to lose money or to underperform market averages of other funds. Each risk summarized below is considered to be a “principal risk” of investing in the Funds, regardless of the order in which it appears.

Risks Associated with Investing in Equities: The Funds may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Funds may suffer losses if they invest in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Funds have not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

ESG Investing Risk: The Funds’ consideration of environmental, social and/or governance factors as part of their investment process may cause them to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such factors in their strategy or investment

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

processes. Additionally, the Funds may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. Incorporating ESG factors into investment decision making is qualitative and subjective by nature, and there is no guarantee that the factors considered by the Adviser or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Adviser’s assessment of a company’s ESG practices may change over time.

Risks Associated with Investing in Emerging Markets: The Funds’ investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Investment in China (principal risk for the Emerging Market Stars Fund): The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on theChinese or Hong Kong economies and on investmentsmade through Stock Connect program. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, the quality of financial information may vary and the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, including China, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Stock Connect Investing Risk (principal risk for the Emerging Market Stars Fund): China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in Renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Emerging Market Stars Fund, can invest in A Shares only (i) through certain institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs. The Emerging Market Stars Fund will invest in A Shares listed and traded on the SSE or Shenzhen Stock Exchange (“SZSE”) through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Emerging Market Stars Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Emerging Market Stars Fund’s investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Emerging Market Stars Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Emerging Market Stars Fund.

The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Emerging Market Stars Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Emerging Market Stars Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE or the SZSE becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Emerging Market Stars Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Emerging Market Stars Fund’s investments and returns.

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

Derivatives Risk: The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.

Market Risk: The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Liquidity Risk: In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Funds’ ability to respond to market movements may be impaired and the Funds may experience adverse price movements upon liquidation of their investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Counterparty and Third Party Risk: Transactions involving a counterparty (including a clearing member or clearing house through which the Funds hold a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Large Investor Risk: Ownership of shares of the Funds may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Funds, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Funds’ expenses. In addition, the Funds may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than they ordinarily would.

Management Risk: The Funds are subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Funds, the Funds’ investment objective may not be achieved, or the market may continue to undervalue the Funds’ securities. In addition, the Funds may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Funds’ ability to achieve their investment objective. Certain securities or other instruments in which the Funds seek to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Funds.

Risks Associated with Non-Diversification: The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Funds could affect the overall

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

value of the Funds more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Funds’ value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Funds will be more susceptible to company-specific events and risks impacting the particular securities held by the Funds than a fund with a greater number of holdings.

Risks Associated with Changes to Non-U.S. Tax Laws: Fund investors should also consider the possibility of changes to non-U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Funds, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, it is anticipated that new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed will have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti-Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Funds or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Funds, and/or any entity owned directly or indirectly by the Funds, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Funds, and/or any entities owned directly or indirectly by the Funds and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Funds and/or any entities owned directly or indirectly by the Funds hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti-Tax Avoidance Directives) may adversely affect the ability of the Funds and/or any entities owned directly or indirectly by the Funds to efficiently realize income or capital gains. Consequently, it is possible that the Funds and/or any entities owned directly or indirectly by the Funds may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Funds and/ or any entities owned directly or indirectly by the Funds or the feasibility of making investments in certain countries.

Participatory Notes Risk: An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

Currency Risk: The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.

Custody Risk: In a limited number of markets, particularly in emerging economies, where a no failed trade policy is standard market practice, assets may be assigned, transferred, exchanged or delivered without the prior approval of the Depositary or its agent. Once a sale order is placed in relation to assets of the Funds, by virtue

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

of the operation of the settlement system within those markets, those assets will automatically move from custody of the Depositary without the need for the prior approval of the Depositary. Where this occurs the consideration for those assets is remitted to the entity releasing the assets.

Cyber Security Risk: The Funds and their service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cyber security incidents affecting the Funds, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Funds’ ability to calculate its NAV; impediments to trading for the Funds’ portfolio; the inability of Shareholders to transact business with the Funds; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Because of these and other risks, you could lose money by investing in the Funds.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

NOTE 4 — Purchases and Sales of Investment Securities

For the period ended September 30, 2023 the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	Cost of Purchases of Investment securities	Proceeds of Investment securities sold

Emerging Market Stars Fund	$47,806,952	$21,591,324

Emerging Market ex-China Stars Fund*	1,043,719	50,265

*	For the period from June 30, 2023 (Commencement of Operations) to September 30, 2023.

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

NOTE 5 — Federal Income Tax

No provision for federal income tax is required because each of the Funds has elected to be taxed as a “regulated investment company” under the Internal Revenue Code (the “Code”) and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.

At March 31, 2023, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	Undistributed Ordinary Income	Long-term Capital Gains	Unrealized Gains

Emerging Market Stars Fund	$ —	$ —	$2,866,965

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among the capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to net operating losses, Section 988 currency gains and losses, and Passive Foreign Investment Companies (“PFICs”) gains and losses. These reclassifications have no impact on the net assets or the NAV per share of the Fund.

At March 31, 2023, the following reclassifications were recorded:

	Undistributed Net Investment Income/(Loss)	Accumulated Undistributed Net Realized Gains/(Losses)	Capital Stock

Emerging Market Stars Fund	$(88,294)	$151,185	$(62,891)

The tax status of distributions paid during the fiscal years ended March 31, 2023 and March 31, 2022 were as follows:

	Dividends from ordinary Income 2023	Dividends from long-term capital gains 2023	Total Distributions 2023	Dividends from ordinary Income 2022	Dividends from long-term capital gains 2022	Total Distributions 2022
Emerging Market Stars Fund	$—	$—	$—	$348,707	$—	$348,707

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Market Stars Fund	$115,307,683	$6,779,832	$(7,155,484)	$(375,652)
Emerging Market ex-China Stars Fund	997,946	37,262	(79,634)	(42,372)

As of and for the fiscal year ended March 31, 2023, the Emerging Market Stars Fund did not have any liability for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended March 31, 2023, the Emerging Market Stars Fund did not incur any interest or penalties. The statute of limitations remains open for 3 years, once a return is filed. No examinations are in progress at this time.

For the period subsequent to October 31, 2022, through the year ended March 31, 2023, the Emerging Market Stars Fund incurred late year ordinary losses of $28,337, which the Fund intends to treat as having been incurred in the following fiscal year.

As of March 31, 2023, the short-term capital and long-term capital loss carryforwards were as follows:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Emerging Market Stars Fund	$837,885	$447,561

NOTE 6 — Advisory Fees and Other Affiliated Transactions

Pursuant to an Investment Management Agreement (the “Management Agreement”), advisory fees are accrued daily and paid monthly by the Emerging Market Stars Fund and Emerging Market ex-China Stars Fund to Polar Capital LLP (the “Adviser”). Under the terms of this Management Agreement, the Funds pay the Adviser a monthly fee calculated at the annual rate of 1.00% of the Funds’ average daily net assets. The Adviser has contractually agreed to waive advisory fees expenses and reimburse other expenses to the extent total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies) exceed 1.00% of the average daily net assets of the Funds through July 31, 2024 for the Emerging Market Stars Fund and November 8, 2024 for the Emerging Market ex-China Fund. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement, however, such recoupment

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Funds’ Board or upon termination of the Management Agreement.

For the period ended September 30, 2023, the Advisor waived and/or reimbursed the Emerging Market Stars Fund and the Emerging Market ex-China Stars Fund $358,675 and $36,412, respectively, which is reflected as “Waiver/Reimbursement from Adviser” on the Statement of Operations. The amounts eligible for recoupment by the Adviser as of September 30, 2023 are $222,876, $559,630 and $358,675, expiring March 31, 2025, March 31, 2026 and September 30, 2026, respectively for the Emerging Market Stars Fund and $36,412 expiring September 30, 2026 for the Emerging Market ex-China Stars Fund.

Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a Distribution Agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.

The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay the Administrator a tiered basis-point fee based on the Funds’ net assets and certain per account and transaction charges. The total fee for each Fund is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities. The Administrator has agreed to voluntarily waive its minimum fee and certain other expenses through June 30, 2024 for the Emerging Market ex-China Stars Fund. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. The total fees paid to or waived by the Administrator for the period ended September 30, 2023 are disclosed on the Statement of Operations in the accounts disclosed below:

	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services and Fees	Waiver from Administrator
Emerging Market Stars Fund	$18,746	$39,132	$64,999	$—
Emerging Market ex-China Stars Fund*	$7,607	$3,339	$30,247	$(37,808)

*	For the period from June 30, 2023 (Commencement of Operations) to September 30, 2023.

Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay ACA Group an annual base fee, as well as a basis-point fee based on the

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

Funds’ average daily net assets and has agreed to reimburse ACA Group for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to this agreement are reflected as “Compliance fees” on the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Funds for serving in their respective role. For the period ended September 30, 2023, the Emerging Market Stars Fund and the Emerging Market ex-China Stars Fund paid $76,332 and $444, respectively, in Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds, which is reflected as “Trustee fees and expenses” on the Statement of Operations.

NOTE 7 — Disclosure of Fair Value Measurements

The Funds’ Board of Trustees (the “Board”) has designated the Adviser through its Fair Valuation Committee (the “Committee”) as valuation designee, responsible for determining the fair value of the assets of the Funds for which market quotations are not readily available using valuation procedures approved by the Board. The Committee uses the following methods and inputs to establish the fair value of the Funds’ assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, the Funds’ equity securities are generally valued at the latest quotations available from the approved pricing service as of the closing of the primary exchange.

The Committee may use various inputs in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Funds may utilize an independent fair valuation service in adjusting the valuations of foreign securities.

The Funds’ assets are classified on three hierarchical levels. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Committee’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

POLAR CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

The following tables present the valuation levels of each Funds’ investments as of September 30, 2023:

Emerging Market Stars Fund	Level 1	Level 2	Level 3	Total
Investments
Common stocks	$28,181,880	$84,733,497	$—	$112,915,377
Preferred Stocks	2,016,654	—	—	2,016,654

Total Investments	$30,198,534	$84,733,497	$—	$114,932,031

Emerging Market ex-China Stars Fund	Level 1	Level 2	Level 3	Total
Investments
Common stocks	$317,258	$621,167	$—	$938,425
Preferred Stocks	17,149	—	—	17,149

Total Investments	$334,407	$621,167	$—	$955,574

As of September 30, 2023 there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 for the period ended September 30, 2023.

NOTE 8 — Subsequent Events

Management has evaluated subsequent events for the Funds occurring after September 30, 2023 through the date this report was issued and concluded that no subsequent events occurred which require recognition or disclosure.

POLAR CAPITAL FUNDS

ADDITIONAL INFORMATION

September 30, 2023 (Unaudited)

A. Board Approval of Investment Management Agreement for the Polar Capital Emerging Market ex-China Stars Fund

Section 15 of the Investment Company Act of 1940 (the“1940 Act”) requires that the investment management agreement between Datum One Series Trust (the “Trust”) and Polar Capital, LLP (the “Adviser”) with respect to the Polar Capital Emerging Market ex-China Stars Fund (the “Fund”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is the duty of the Board to request and evaluate, and the duty of the Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the investment management agreement.

At a meeting held on November 8, 2022, the Board formally considered and approved an initial investment management agreement between the Trust, on behalf of the Fund, and the Adviser for an initial two-year term from November 8, 2022 (the “Investment Management Agreement”). The November 8, 2022 meeting was held by videoconference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”). The Board, including each of the Independent Trustees, of the Trust met in person on May 23, 2023, and ratified its approval of the Investment Management Agreement with respect to the Fund, as well as all other agreements it had previously approved in reliance on the Order.

Prior to the November 8meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data relating to the following: (1) the nature and quality of services to be furnished by the Adviser, projections of the Adviser’s costs of providing the services and possible economies of scale as and if the Fund grows larger, and whether and how the benefits of scale may be shared with the Fund; (2) the Fund’s interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the risks assumed by the Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Fund for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Adviser and its affiliates, if any; and (7) the projected profitability of the Adviser from providing services to the Fund as and if the Fund grows. The Board also received and reviewed a memorandum from counsel to the Fund regarding the Board’s responsibilities in evaluating the Investment Management Agreement.

The Board examined the nature and quality of services to be provided to the Fund by the Adviser. The Board considered the terms of the Investment Management Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience managing assets using an investment strategy similar to the Fund’s. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and

POLAR CAPITAL FUNDS

ADDITIONAL INFORMATION (Continued)

September 30, 2023 (Unaudited)

the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. Taking into account the personnel involved in servicing the Fund as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services expected from the Adviser.

The Board noted that, because the Fund was not yet in operation, it had no performance history. The Board noted, however, that the Adviser has managed another series of the Trust, Polar Capital Emerging Market Stars Fund, pursuant to a similar investment strategy (although that Fund commenced operations in 2020 and therefore had a limited performance record) and an Undertakings for the Collective Investment in Transferable Securities (“UCITS”) fund using a similar investment strategy as the Fund and reviewed their performance against the Fund’s benchmark index and compared to a peer group of other mutual funds.

The Board considered the cost of services proposed to be provided and the profits projected to be realized by the Adviser as and if the Fund grows. The Board reviewed the management fee proposed to be paid by the Fund and the projected total operating expenses of the Fund. The Board noted that the Adviser would receive a management fee of 1.00% of the average daily net assets of the Fund and that, under a proposed Expense Limitation Agreement, the Adviser would contractually agree to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s total operating expenses to the annual rate of 1.00% of the Fund’s average daily net assets through November 8, 2024. The Board reviewed comparative data regarding fees and expenses of comparable mutual funds, including the other series of the Trust managed by the Adviser pursuant to similar investment objectives, policies and investment strategies as the Fund. The Board concluded that the proposed management fees were reasonable. The Board noted that, because the Fund had not yet commenced operations, the Adviser had not yet derived any profits from its relationship to the Fund and was not expected to do so until the Fund has achieved a meaningful level of assets. The Board considered that substantial marketing and distribution efforts were likely to be required before the Fund would grow to a size that might result in meaningful profits to the Adviser. The Board considered whether the Fund’s advisory fee reflects the potential for economies of scale for the benefit of the Fund’s shareholders. Based on information provided by the Adviser, the Board noted that, while the Adviser did not propose breakpoints in its advisory fee schedule for the Fund, the Board would continue to review the Adviser’s fees on an ongoing basis. The Board further noted that the Adviser had agreed to limit certain fees for the Fund, which limits the expenses borne by shareholders as the Fund raises assets.

The Board considered that the Adviser may derive fall-out financial or other benefits from its management of the Fund which may include, among other things, enhanced name recognition stemming from the management of the Fund.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.

POLAR CAPITAL FUNDS

ADDITIONAL INFORMATION (Continued)

September 30, 2023 (Unaudited)

B. Shareholder Expense Example

Fund Expenses

Investors in the Fund generally incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; shareholder service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the first number in the row entitled “Expenses Paid During Period” that corresponds to your Fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

POLAR CAPITAL FUNDS

ADDITIONAL INFORMATION (Continued)

September 30, 2023 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Even though the Funds do not charge transaction fees, if you purchase shares through a broker, the broker may charge you a fee. You should evaluate other mutual funds’ transaction fees and any applicable broker fees to assess the total cost of ownership for comparison purposes.

Actual Performance

Fund	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period*

Polar Capital Emerging Market Stars Fund	$ 1,000.00	$ 948.00	$ 4.87

Polar Capital Emerging Market ex-China Stars Fund**	$ 1,000.00	$ 960.00	$ 2.46

Hypothetical Performance

(5% return before expenses)

Fund	Beginning Account Value June 30, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period*

Polar Capital Emerging Market Stars Fund	$ 1,000.00	$ 1,020.00	$ 5.05

Polar Capital Emerging Market ex-China Stars Fund**	$ 1,000.00	$ 1,010.05	$ 2.53

*Expenses are calculated using an annualized expense ratio 1.00%, multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (183), and divided by the number of days in the current year (366).

**Polar Capital Emerging Market ex-China Stars Fund commenced operations on June 30, 2023 and the Actual and Hypothetical example reflects the period from June 30, 2023 to September 30, 2023 (92 days).

POLAR CAPITAL FUNDS

ADDITIONAL INFORMATION (Continued)

September 30, 2023 (Unaudited)

C. Other Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Funds at Polar Capital Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 or by calling (800) 806-1112 (toll free) or (312) 557-3164; and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Funds at (800) 806-1112 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders, without charge, upon request, by writing to the Funds at Polar Capital Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 or by calling (800) 806-1112 (toll free) or (312) 557-3164.

POLAR CAPITAL FUNDS

PRIVACY POLICY

SAFEGUARDING PRIVACY

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Datum One Series Trust.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

● Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information); about a customer’s investment goals and risk tolerance;

● Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

● Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

INFORMATION WE MAY SHARE WITH AFFILIATES

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

POLAR CAPITAL FUNDS

PRIVACY POLICY (Continued)

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and every year that you are a customer of the Datum One Series Trust or anytime we make a material change to our privacy policy.

Investment Adviser

Polar Capital LLP

16 Palace Street

London, United Kingdom SW1E5JD

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606-4301

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

(800) 806-1112 (toll free) or (312) 557-3164

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer and Principal Financial Officer

Date:	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	November 21, 2023

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer and Principal Financial Officer

Date:	November 21, 2023